UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2007
                                                      --------------------

        Check here if Amendment [_]; Amendment Number:
                                                      ---------------------

                        This Amendment (Check only one):

                             [_] is a restatement.
                             [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

    Name:    Thomas W. Smith
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    Address: 323 Railroad Avenue        Greenwich      CT        06830
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             (Street)                    (City)      (State)     (Zip)

    Form 13F File Number:         028-04481

                  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
         Name:       Thomas W. Smith
         Title:      Investment Manager
         Phone:      203-661-1200

Signature, Place, and Date of Signing:

         /s/ Thomas W. Smith
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[Signature]

         Greenwich, CT
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[City, State]

         November 14, 2007
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[Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


                                 Report Summary:


         Number of Other Included Managers:             1
                                                      ---

         Form 13F Information Table Entry Total:        30
                                                      ----

         Form 13F Information Table Value Total:        $1,207,064 (thousands)
                                                      -------------

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:

No.          Form 13F File No.:                Name:
---          ------------------                -----
01           028-10290                         Scott J. Vassalluzzo
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


                        FORM 13F INFORMATION TABLE

                                    TITLE OF            VALUE     SHARES/   SH/  PUT/  INVSTMT      OTHER        VOTING AUTHORITY
        NAME OF ISSUER               CLASS     CUSIP    (x$1000)  PRN AMT   PRN  CALL  DSCRETN    MANAGERS     SOLE   SHARED  NONE
        --------------               -----     -----    --------  -------   ---  ----  -------    --------     ----   ------  ----
AMERICA'S CAR-MART INC.              COM    03062T105        10       900    SH           Sole                  900
AMERICA'S CAR-MART INC.              COM    03062T105      5104    451250    SH          Other        01     451250
COMMERCE BANCORP, INC.               COM    200519106     13287    342629    SH           Sole               342629
COMMERCE BANCORP, INC.               COM    200519106     71159   1834950    SH          Other        01    1834950
COPART, INC.                         COM    217204106     24195    703533    SH           Sole               703533
COPART, INC.                         COM    217204106    126582   3680782    SH          Other        01    3680782
CREDIT ACCEPTANCE CORP.              COM    225310101     11115    481158    SH           Sole               481158
CREDIT ACCEPTANCE CORP.              COM    225310101     93566   4050462    SH          Other        01    4050462
BLACKROCK CORP HIGH YIELD FUND III   COM    219925104       135     17850    SH           Sole                17850
HOUSEVALUES INC.                     COM    44183Y102       537    137040    SH           Sole               137040
HOUSEVALUES INC.                     COM    44183Y102      8157   2080800    SH          Other        01    2080800
IRON MOUNTAIN, INC.                  COM    462846106      7712    253008    SH           Sole               253008
IRON MOUNTAIN, INC.                  COM    462846106    107012   3510897    SH          Other        01    3510897
LIFE TIME FITNESS, INC.              COM    53217R207     10529    171645    SH           Sole               171645
LIFE TIME FITNESS, INC.              COM    53217R207     46134    752100    SH          Other        01     752100
MOBILE MINI, INC.                    COM    60740F105       741     30680    SH           Sole                30680
MOBILE MINI, INC.                    COM    60740F105     37777   1563616    SH          Other        01    1563616
PRE-PAID LEGAL SERVICES, INC.        COM    740065107     16146    291130    SH           Sole               291130
PRE-PAID LEGAL SERVICES, INC.        COM    740065107    119929   2162437    SH          Other        01    2162437
SCP POOL CORPORATION                 COM    784028102      7086    283677    SH           Sole               283677
SCP POOL CORPORATION                 COM    784028102      5496    220000    SH          Other        01     220000
SEI INVESTMENTS CO                   COM    784117103     42006   1539792    SH           Sole              1539792
SEI INVESTMENTS CO                   COM    784117103    292983  10739832    SH          Other        01   10739832
STAPLES INC.                         COM    855030102       591     27500    SH           Sole                27500
TRACTOR SUPPLY CO.                   COM    892356106      6124    132873    SH           Sole               132873
TRACTOR SUPPLY CO.                   COM    892356106     64314   1395411    SH          Other        01    1395411
W HOLDING COMPANY INC.               COM    929251106      4467   1994013    SH           Sole              1994013
W HOLDING COMPANY INC.               COM    929251106     18180   8115869    SH          Other        01    8115869
WORLD ACCEPTANCE CORP.               COM    981419104      4241    128200    SH           Sole               128200
WORLD ACCEPTANCE CORP.               COM    981419104     61752   1866741    SH          Other        01    1866741